Summary of Significant Accounting Policies (Details 6) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Beginning balance	$ 1,801	$ 987	$ 563
Additions to deferred contract acquisition costs	1,378	1,188	618
Amortization of deferred contract acquisition costs	(617)	(374)	(194)
Ending balance	2,562	1,801	987
Deferred contract acquisition costs (to be recognized in next 12 months included in other current assets)	737	487	264
Deferred contract acquisition costs, noncurrent	1,825	1,314	723
Total deferred contract acquisition costs	$ 2,562	$ 1,801	$ 987